Cover - shares	12 Months Ended
	Dec. 31, 2023	Apr. 26, 2024
Document Information Line Items
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding		78,157,389
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-24027
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite 302, 3320 - 17th Avenue SW
Entity Address Address Line 2	3320 - 17th Avenue SW
Entity Address City Or Town	Calgary
Entity Address Postal Zip Code	T3E 0B4
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F/A (the “Amendment”) is being filed by NXT Energy Solutions Inc. (the “Company,” “NXT”, “we,” “our,” or “us”) to amend the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2023, originally filed with the U.S. Securities Exchange Commission (the “SEC”) on April 26, 2024 (the “Original Filing”). The Amendment sets forth the information in the Original Filing in its entirety, as adjusted for the changes described below. As previously disclosed, on April 25, 2023, KPMG LLP informed NXT that it declined to stand for reappointment as NXT’s independent auditor for the audit of the fiscal year ended December 31, 2023. The Company is filing this Amendment to: (i) Address an omission in the Original Filing: The Company did not include an audit report for KPMG LLP for the financial statements for the fiscal years December 31, 2022 and 2021, which audit report is now being included in the Amendment in Exhibit 15.1; and (ii)Include a consent from KPMG LLP as Exhibit 15.5. Except as described above, no other changes have been made to the Original Filing. Otherwise, this Amendment speaks as of the date of the Original Filing, and does not modify, amend or update any other item or disclosures in the Original Filing. As such, this Amendment does not reflect events occurring after the filing of the Original Filing or modify or update those disclosures affected by subsequent events. The Company’s Chief Executive Officer and Chief Financial Officer are providing currently dated revised certifications as Exhibits 12.1, 12.2, 13.1 and 13.2 in connection with this Amendment.
Icfr Auditor Attestation Flag	false
Auditor Name	MNP LLP
Auditor Location	Calgary Alberta, Canada
Auditor Firm Id	1930
Security 12g Title	Common Shares
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Suite 302, 3320 - 17th Avenue SW
Entity Address City Or Town	Calgary
Entity Address Postal Zip Code	T3E 0B4
Contact Personnel Name	Eugene Woychyshyn